Consolidated Balance Sheets - USD ($)	Jul. 31, 2021	Jul. 31, 2020
Current assets
Cash	$ 28,618
Total current assets	28,618
Other assets:
Investments	12,000
Total other assets	12,000
Total assets	40,618
Current liabilities
Accounts payable	227,238	229,638
Derivative liability	551,892	483,283
Loan from shareholder	97,000	98,500
Loan from affiliate	25,000
Loans payable due to non-related parties, net	279,497	517,129
Total current liabilities	1,180,627	1,328,550
Total liabilities	1,180,627	1,328,550
Stockholders' deficit
Common stock; $0.0001 par value authorized: 1,000,000,000 shares at July 31, 2021 and 2020, respectively: issued and outstanding 97,734,883 and 75,546,982 at July 31, 2021 and 2020, respectively	9,773	7,555
Additional paid-in-capital	6,709,111	6,559,185
Accumulated deficit	(7,859,023)	(7,895,290)
Total stockholders' deficit	(1,140,009)	(1,328,550)
Total liabilities and stockholders' deficit	40,618
Preferred Class A [Member]
Stockholders' deficit
Preferred stock Class C; $0.0001 par value authorized: 1,000,000 shares at July 31, 2021 and 2020, respectively: issued and outstanding 1,000,000 and 0 at July 31, 2021 and 2020, respectively: discretionary 1% dividend
Preferred Class B [Member]
Stockholders' deficit
Preferred stock Class C; $0.0001 par value authorized: 1,000,000 shares at July 31, 2021 and 2020, respectively: issued and outstanding 1,000,000 and 0 at July 31, 2021 and 2020, respectively: discretionary 1% dividend	30
Preferred Class C [Member]
Stockholders' deficit
Preferred stock Class C; $0.0001 par value authorized: 1,000,000 shares at July 31, 2021 and 2020, respectively: issued and outstanding 1,000,000 and 0 at July 31, 2021 and 2020, respectively: discretionary 1% dividend	$ 100